Financial risk management - Summary of Sensitivity Analysis (Detail) - Currency risk [member] - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated Impact On Profit Loss Before Tax Due To Increase In The Foreign Exchange Rates In Respect Of Financial Instruments Held	¥ (8,100)	¥ (4,532)
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated Impact On Profit Loss Before Tax Due To Increase In The Foreign Exchange Rates In Respect Of Financial Instruments Held	¥ (28)	¥ (146)